Note 14 - Segment Reporting	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Segment Reporting [Text Block]

14. Segment reporting

The Company reports financial information and evaluates its operations and operating results by total consolidated net income and not by the type of vessel, length of vessel employment, customer or type of charter. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, the Company’s management, including its Chief Executive Officer, Mr. Aristides J. Pittas, who is the chief operating decision maker (“CODM”), does not use discrete financial information to evaluate the operating results for each such type of charter or vessel, but is instead regularly provided with only the Net revenue and significant segment expenses as noted in the table below. In addition, the CODM reviews segment assets as these reported on the unaudited condensed consolidated balance sheets as “Total Assets”.

The CODM evaluates performance and allocates resources based on consolidated net income, which represents the Company’s measure of segment profit or loss. Net income is used to monitor budget versus actual results of the Company. The Company’s consolidated financial results are used in assessing the performance of the segment and in deciding whether to reinvest profits in the Company. As a result, the Company’s management, including the CODM, reviews operating results solely by consolidated net income of the fleet, and thus the Company has determined that it operates under one operating and one reportable segment, that of operating container carriers. When the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

The following table summarizes the Company’s significant segment information:

	Period ended June 30, 2025	Period ended June 30, 2026
Net revenue	113,579,814	112,340,603
Voyage expenses	(493,855)	(369,793)
Vessel operating expenses	(23,732,438)	(22,854,030)
Dry-docking expenses	(3,461,428)	(269,583)
Related party management fees	(3,908,030)	(3,954,320)
General & administrative expenses	(3,167,568)	(3,458,739)
Interest & other financing costs	(7,877,401)	(5,683,352)
Other segment items(1)	(4,162,583)	(10,623,230)
Total	66,776,511	65,127,556

(1)	Other segment items of the segment include vessel depreciation, gain on sale of vessel, other operating income/(expenses), loss on derivative, net, foreign exchange loss and interest income.